Shareholders' Equity - Common Stock Repurchased (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Common stock repurchased shares	31	81	54
Purchase of treasury stock	$ 1,661	$ 4,515	$ 2,844